Trade and other payables (Tables)	6 Months Ended
Mar. 31, 2026
Trade and other payables
Schedule of trade and other current payables

	31 March	30 September
	2026	2025
	$’000	$’000
Current liabilities
Trade payables	807	47
Other tax and social security	1,536	3,167
Other creditors	605	774
Accruals	2,251	3,203
Deferred income	360	444
Total	5,559	7,635